Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Miscellaneous non-current assets [abstract]
Deferred income tax assets (Note 8)	$ 242	$ 249
Ammonia catalysts - net of accumulated amortization of $76 (2019 - $71)	89	89
Long-term income tax receivable (Note 8)	305	36
Accrued pension benefit asset (Note 21)	109	25
Other - net of accumulated amortization of $44 (2019 - $41)	169	165
Other assets	$ 914	$ 564